Commitments and Contingencies (Details)			1 Months Ended		12 Months Ended
		Feb. 25, 2026 USD ($) $ / shares shares	Nov. 30, 2025 USD ($)	Nov. 30, 2025 EUR (€)	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 $ / shares
Commitments and Contingencies [Line Items]
Payment amount					$ 220,000
Remaining payment					250,000
Vendors One [Member]
Commitments and Contingencies [Line Items]
Future payment					2,090,000.00
Vendors Two [Member]
Commitments and Contingencies [Line Items]
Future payment					820,000
Vendors Three [Member]
Commitments and Contingencies [Line Items]
Future payment					220,000
Vendors Four [Member]
Commitments and Contingencies [Line Items]
Future payment					250,000
Non-Cancelable Agreements [Member]
Commitments and Contingencies [Line Items]
Payment related to short-term lease					26,331
Fixed-Price Construction Contract [Member]
Commitments and Contingencies [Line Items]
Total amount			$ 2,505,705	€ 2,175,452.78
Fixed-Price Construction Contract [Member] | Construction in Progress [Member]
Commitments and Contingencies [Line Items]
Outstanding payable					1,597,414	€ 1,386,874.4
Maximum [Member]
Commitments and Contingencies [Line Items]
Payments for production equipment					2,090,000.00
Minimum [Member]
Commitments and Contingencies [Line Items]
Payments for production equipment					$ 820,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Acquisition consists of shares issued (in Shares) | shares		3,333,333
Acquisition consists of aggregate value		$ 2,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	[1]				$ 0.005		$ 0.005
Class A Ordinary Shares [Member] | Consideration Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.6

[1]	Retrospectively restated for effect of the share consolidation completed in January 2026 (see Note 14).